Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Segment Information
Segment Information
11.	Segment Information

Segment information is presented in accordance with a "management approach," which designates the internal reporting used by the chief operating decision-maker for making decisions and assessing performance as the source of the Company's reportable segments. The Company's segments are organized in a manner consistent with which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance.

The Company has two reportable segments: Corporate, which is comprised primarily of business customers, and Public, which is comprised of government entities and education and healthcare institutions. The Company also has two other operating segments, CDW Advanced Services and Canada, which do not meet the reportable segment quantitative thresholds and, accordingly, are combined together as "Other."

The Company has centralized logistics and headquarters functions that provide services to the segments. The logistics function includes purchasing, distribution and fulfillment services to support both the Corporate and Public segments. As a result, costs and intercompany charges associated with the logistics function are fully allocated to both of these segments based on a percent of sales. The centralized headquarters function provides services in areas such as accounting, information technology, marketing, legal and coworker services. Headquarters' function costs that are not allocated to the segments are included under the heading of "Headquarters" in the tables below.

The Company allocates resources to and evaluates performance of its segments based on net sales, income (loss) from operations and Adjusted EBITDA, a non-GAAP measure as defined in the Company's credit agreements. However, the Company has concluded that income (loss) from operations is the more useful measure in terms of discussion of operating results as it is a GAAP measure.

Segment information for total assets and capital expenditures is not presented as such information is not used in measuring segment performance or allocating resources between segments.

Selected Segment Financial Information

The following table presents information about the Company's segments for the three and six months ended June 30, 2011 and 2010:

(in millions)	Corporate	Public	Other	Headquarters	Total
Three Months Ended June 30, 2011:
Net sales	$1,338.4	$951.2	$122.5	$—	$2,412.1
Income (loss) from operations	87.7	61.0	4.4	(24.9)	128.2
Amortization expense	(23.4)	(10.9)	(0.8)	(8.2)	(43.3)

Three Months Ended June 30, 2010:
Net sales	$1,193.4	$930.9	$99.0	$—	$2,223.3
Income (loss) from operations	66.5	55.1	3.9	(29.9)	95.6
Amortization expense	(23.4)	(10.8)	(0.7)	(7.8)	(42.7)

Six Months Ended June 30, 2011:
Net sales	$2,617.7	$1,675.1	$248.9	$—	$4,541.7
Income (loss) from operations	166.0	98.1	8.0	(52.2)	219.9
Amortization expense	(46.9)	(21.7)	(1.6)	(16.1)	(86.3)

Six Months Ended June 30, 2010:
Net sales	$2,310.1	$1,651.2	$196.1	$—	$4,157.4
Income (loss) from operations	125.4	89.2	7.0	(54.7)	166.9
Amortization expense	(46.9)	(21.7)	(1.5)	(15.3)	(85.4)

18.	Segment Information

Segment information is presented in accordance with a "management approach," which designates the internal reporting used by management for making decisions and assessing performance as the source of the Company's reportable segments. The Company's segments are organized in a manner consistent with which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance.

The Company has two reportable segments: Corporate, which is comprised primarily of business customers, and Public, which is comprised of government entities and education and healthcare institutions. The Company also has two other operating segments, CDW Advanced Services and Canada, which do not meet the reportable segment quantitative thresholds and, accordingly, are combined together as "Other."

The Company has centralized logistics and headquarters functions that provide services to the segments. The logistics function includes purchasing, distribution and fulfillment services to support both the Corporate and Public segments, and costs and intercompany charges associated with the logistics function are fully allocated to both of these segments based on a percent of sales. The centralized headquarters function provides services in areas such as accounting, information technology, marketing, legal and coworker services. Headquarters' function costs that are not allocated to the segments are included under the heading of "Headquarters" in the tables below.

The accounting policies of the segments are the same as those described in Note 1. The Company allocates resources to and evaluates performance of its segments based on net sales, income (loss) from operations and Adjusted EBITDA, a non-GAAP measure as defined in the Company's credit agreements. However, the Company has concluded that income (loss) from operations is the more useful measure in terms of discussion of operating results as it is a GAAP measure.

Segment information for total assets and capital expenditures is not presented as such information is not used in measuring segment performance or allocating resources between segments.

Selected Segment Financial Information

The following table presents information about the Company's segments for the years ended December 31, 2010, 2009 and 2008:

(in millions)	Corporate	Public	Other	Headquarters	Total

2010:
Net sales	$4,833.6	$3,560.6	$407.0	$—	$8,801.2
Income (loss) from operations	256.2	193.0	14.3	(110.8)	352.7
Amortization expense	(93.9)	(43.4)	(3.1)	(30.7)	(171.1)

2009:
Net sales	$3,818.2	$3,035.5	$308.9	$—	$7,162.6
Income (loss) from operations	(56.7)	150.7	(23.2)	(102.7)	(31.9)
Amortization expense	(93.9)	(43.4)	(3.1)	(31.8)	(172.2)

2008:
Net sales	$4,852.2	$2,894.7	$324.3	$—	$8,071.2
Income (loss) from operations	(1,104.2)	(216.4)	10.2	(76.7)	(1,387.1)
Amortization expense	(93.4)	(45.5)	(6.4)	(30.6)	(175.9)

Major Customers, Geographic Areas, and Product Mix

No single customer other than the federal government accounted for more than 10% of total net sales in 2010 and 2009. Net sales to the federal government in 2010 and 2009 were $967.8 million, or 11.0% of total net sales, and $902.6 million, or 12.6% of total net sales, respectively. No single customer accounted for more than 10% of total net sales during 2008. During 2010, 2009 and 2008, approximately 3% of the Company's total net sales were to customers outside of the U.S., primarily in Canada. As of December 31, 2010 and 2009, approximately 1% of the Company's long-lived assets were located outside of the U.S.

The following table presents net sales by major category for the years ended December 31, 2010, 2009 and 2008. Categories are based upon internal classifications. Amounts for the years ended December 31, 2009 and 2008 have been reclassified for certain changes in individual product classifications.

	Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008
	Dollars in Millions	Percentage of Net Sales	Dollars in Millions	Percentage of Net Sales	Dollars in Millions	Percentage of Net Sales

Hardware:
NetComm Products	$1,240.0	14.1%	$953.5	13.3%	$1,081.5	13.4%
Notebook/Mobile Devices	1,142.7	13.0	831.7	11.6	970.2	12.0
Data Storage/Drives	836.2	9.5	787.8	11.0	821.4	10.2
Other Hardware	3,703.9	42.1	3,029.0	42.3	3,499.0	43.4

Total Hardware	$6,922.8	78.7%	$5,602.0	78.2%	$6,372.1	79.0%

Software	$1,608.8	18.3%	$1,295.7	18.1%	$1,396.4	17.3%

Services	$206.0	2.3%	$184.6	2.6%	$203.9	2.5%

Other (1)	$63.6	0.7%	$80.3	1.1%	$98.8	1.2%

Total net sales	$8,801.2	100.0%	$7,162.6	100.0%	$8,071.2	100.0%

(1)	Includes items such as delivery charges to customers and certain commission revenue.